Discontinued Operations - Additional Information (Details)	12 Months Ended
Dec. 31, 2019 CNY (¥)
Discontinued Operations And Disposal Groups [Abstract]
Gain from disposal of discontinued operations, net of income taxes	¥ 4,894,197
Proceeds from divestiture of businesses	¥ 4,894,197